Equity - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Equity [Abstract]
Options Outstanding, Beginning balance	4,092,593	3,408,452	3,408,452	2,492,006
Options, Granted	576,408	639,543	766,455	1,060,557
Options, Exercised
Options, Forfeited/Cancelled	(101,251)	(66,719)	(82,314)	(144,111)
Options Outstanding, Ending balance	4,567,750	3,981,276	4,092,593	3,408,452
Options Exercisable, Ending balance	4,178,316	3,370,366	3,581,514	2,805,437
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.19	$ 2.97	$ 2.97	$ 2.47
Weighted Average Exercise Price, Options Granted	4.55	4.22	4.26	4.19
Weighted Average Exercise Price, Options Exercised
Weighted Average Exercise Price, Options Forfeited/Cancelled	4.20	3.73	3.84	3.41
Weighted Average Exercise Price, Outstanding, Ending balance	3.34	3.15	3.19	2.97
Weighted Average Exercise Price, Exercisable, Ending balance	$ 3.24	$ 3.00	$ 3.06	$ 2.87
Weighted Average Remaining Contractual Term (Yrs), Outstanding Beginning	8 years 4 months 24 days	8 years 6 months	8 years 6 months	9 years 1 month 6 days
Weighted Average Remaining Contractual Term (Yrs), Options Granted	9 years 9 months 18 days	9 years 7 months 6 days	9 years 6 months	8 years 7 months 6 days
Weighted Average Remaining Contractual Term (Yrs), Options Forfeited/Cancelled	8 years 9 months 18 days	9 years 6 months	9 years 7 months 6 days	9 years 2 months 12 days
Weighted Average Remaining Contractual Term (Yrs), Outstanding Ending	8 years 6 months	8 years 4 months 24 days	8 years 4 months 24 days	8 years 6 months
Weighted Average Remaining Contractual Term (Yrs), Exercisable, Ending	8 years 4 months 24 days	8 years 3 months 19 days	8 years 3 months 19 days	8 years 4 months 24 days
Intrinsic Value, Outstanding Beginning balance	$ 5,553,916	$ 3,721,339	$ 3,721,339	$ 1,937,593
Intrinsic Value, Options Granted	288,204	181,953	182,328
Intrinsic Value, Options Forfeited/Cancelled	(81,530)	(53,774)	(53,977)	(86,459)
Intrinsic Value, Outstanding Ending balance	7,806,887	5,553,916	5,553,916	3,721,339
Intrinsic Value, Exercisable Ending balance	$ 7,564,222	$ 5,362,387	$ 5,365,512	$ 3,380,482